SEGMENTED INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Revenues		$ 20,000,000	$ 14,423,000
Expenses:
Operating expenses	$ 12,901	12,901,000	10,594,000
Exploration		(4,477,000)	(5,314,000)
General and administrative (note 22)		(9,691,000)	(7,609,000)
Long-lived assets:
Long-lived assets		254,462,000	256,870,000
Segments Operating [Member]
Statement [Line Items]
Revenues		8,829,000	8,205,000
Expenses:
Operating expenses		(7,791,000)	(6,849,000)
Exploration		0	0
Evaluation		0	0
General and administrative (note 22)		0	0
Impairment reversal (expense)			0
Total expenses		(7,791,000)	(6,849,000)
Segment income (loss)		1,038,000	1,356,000
Revenues - supplemental:
Uranium concentrate sales			0
Management fees		0	0
Capital additions:
Property, plant and equipment		102,000	15,000
Long-lived assets:
Plant and equipment - Cost		2,907,000	4,546,000
Long-lived assets		1,275	1,352
Environmental services		8,829,000	8,205,000
Toll milling services		8,829,000	8,205,000
Plant and equipment - Accumulated depreciation		(28,542,000)	3,194,000
Minings | Segments Operating [Member]
Statement [Line Items]
Revenues		20,000,000	14,423,000
Expenses:
Operating expenses		12,901,000	10,594,000
Exploration		(4,477,000)	(5,314,000)
Evaluation		(15,521)	(3,718)
General and administrative (note 22)		(9,691,000)	(7,609,000)
Impairment reversal (expense)			0
Total expenses		(42,590,000)	(27,235,000)
Segment income (loss)		(22,590,000)	(12,812,000)
Revenues - supplemental:
Uranium concentrate sales			852,000
Management fees		7,964,000	2,604,000
Capital additions:
Property, plant and equipment		1,302,000	304,000
Long-lived assets:
Plant and equipment - Cost		106,636,000	106,978,000
Plant and equipment - Accumulated depreciation		(31,962,000)	(29,851,000)
Mineral propertiesC9		179,788,000
Long-lived assets		254,462,000	256,870,000
Mining | Segments Operating [Member]
Statement [Line Items]
Revenues		3,207,000	3,614,000
Expenses:
Operating expenses		(5,110,000)	3,742,000
Exploration		(4,477,000)	(5,314,000)
Evaluation		(15,521)	(3,718)
General and administrative (note 22)		(19,000)	(19,000)
Impairment reversal (expense)			0
Total expenses		(25,127,000)	(12,793,000)
Segment income (loss)		(21,920,000)	(9,179,000)
Revenues - supplemental:
Uranium concentrate sales			852,000
Management fees		0	0
Capital additions:
Property, plant and equipment		1,009,000	289,000
Long-lived assets:
Plant and equipment - Cost		101,392,000	101,540,000
Plant and equipment - Accumulated depreciation		28,542,000	(26,241,000)
Long-lived assets		252,638	255,042
Toll milling services - deferred revenue (note 11)		3,207,000	2,762,000
Toll milling services		3,207,000	3,614,000
Mineral properties		179,788,000	179,743,000
Corporate and Other | Segments Operating [Member]
Statement [Line Items]
Revenues		7,964,000	2,604,000
Expenses:
Operating expenses		0	(3,000)
Exploration		0	0
Evaluation		0	0
General and administrative (note 22)		(9,672,000)	(7,590,000)
Impairment reversal (expense)			0
Total expenses		(9,672,000)	(7,593,000)
Segment income (loss)		(1,708,000)	(4,989,000)
Revenues - supplemental:
Uranium concentrate sales			0
Management fees		7,964,000	2,604,000
Capital additions:
Property, plant and equipment		191,000	0
Long-lived assets:
Plant and equipment - Cost		1,062,000	892,000
Plant and equipment - Accumulated depreciation		(513,000)	(416,000)
Long-lived assets		549	476
Toll milling services		$ 7,964,000
Tollmillingservices [Member]
Statement [Line Items]
Revenues			$ 2,604,000